Leases - Amounts recognized in the consolidated balance sheet (Details) - GBP (£)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Leases
Right-of-use assets	£ 3,353,000	£ 4,072,000	£ 3,747,000
Additions to right-of-use assets	301,000	1,428,000
Lease liabilities:
Current	804,000	1,561,000	763,000
Non-current	2,475,000	2,869,000	2,994,000
Total lease liabilities	3,279,000	4,430,000	3,757,000	£ 4,340,000
Property
Leases
Right-of-use assets	2,925,000	3,655,000	3,328,000
Plant and machinery
Leases
Right-of-use assets	£ 428,000	£ 417,000	£ 419,000